Parnassus Mid Cap Fund
Parnassus Mid Cap Fund
Investment Objective
The Parnassus Mid Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Parnassus Mid Cap Fund		Investor Shares	Institutional Shares
Management Fees		0.74%	0.74%
Distribution (12b-1) Fees		none	none
Other Expenses		0.27%	0.06%
Service Fees		0.19%	none
All remaining other expenses		0.08%	0.06%
Total Annual Fund Operating Expenses		1.01%	0.80%
Expense Reimbursement		0.02%	none
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.99%	0.80%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 0.99% of net assets for the Parnassus Mid Cap Fund—Investor Shares and to 0.85% of net assets for the Parnassus Mid Cap Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2018, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Mid Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Parnassus Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	101	320	556	1,235
Institutional Shares	82	255	444	989

Portfolio Turnover
The Parnassus Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.8% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Mid Cap Fund normally invests at least 80% of its net assets in mid-sized companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap Index (which was between $2.9 billion and $24.5 billion as of May 27, 2016) measured at the time of purchase. The Russell Midcap Index includes approximately 800 of the smallest companies in the Russell 1000 Index. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and may invest up to 20% of its assets in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets. Using a value-oriented investment process, the Fund seeks to invest in equity securities that have the potential for long-term capital appreciation. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG criteria.
Principal Risks
All investments involve risk, and investing in the Parnassus Mid Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Annual Total Returns

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ended December 31, 2008).
On the following page is a table comparing the performance of the Parnassus Mid Cap Fund’s two share classes with that of the Russell Midcap Index and the Lipper Mid-Cap Core Average. Figures are average annual returns for one-, five- and ten-year periods ended December 31, 2016. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap Index, and a group of similar mutual funds, the Lipper Mid-Cap Core Average, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2016)
Average Annual Total Returns - Parnassus Mid Cap Fund	One Year	Five Years	Ten Years
Investor Shares	16.07%	14.25%	8.87%
Investor Shares | Return after Taxes on Distributions	15.20%	13.34%	8.15%
Investor Shares | Return after Taxes on Distributions and Sale of Fund Shares	9.60%	11.37%	7.17%
Institutional Shares	16.28%	14.34%	8.91%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%
Lipper Mid-Cap Core Average	15.46%	13.40%	6.98%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Mid Cap Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.